EQUITY - Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	$ (9,506)	$ (15,028)	$ 5,211
Re-measuring gains on defined benefit plans	585	447	159
Changes in fair value of financial assets at fair value through other comprehensive income	(1,082)	587	(1,431)
Other comprehensive (loss)/income for the year, net of tax	(10,003)	(13,994)	3,939
Reserves including portion related to non-controlling interests | Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [Line Items]
Re-measuring gains on defined benefit plans	585	447	159
Other comprehensive (loss)/income for the year, net of tax	585	447	159
Reserves including portion related to non-controlling interests | Financial assets at FVOCI reserve
Disclosure of analysis of other comprehensive income by item [Line Items]
Changes in fair value of financial assets at fair value through other comprehensive income	(1,082)	587	(1,431)
Other comprehensive (loss)/income for the year, net of tax	(1,082)	587	(1,431)
Reserves including portion related to non-controlling interests | Foreign currency translation reserve
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	(9,506)	(15,028)	5,211
Other comprehensive (loss)/income for the year, net of tax	$ (9,506)	$ (15,028)	$ 5,211